Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 645		$ 641		$ 802
Charged to expenses	1,095		993		972
Charged to other Accounts	141	[1],[2]	162	[1],[2]	113	[1],[2]
Deductions	1,142	[3],[4]	1,151	[3],[4]	1,246	[3],[4]
Balance at End of Period	739		645		641
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,685	[5]	2,096	[5]	2,410	[5]
Charged to expenses	505	[5]	235	[5]	120	[5]
Charged to other Accounts	5	[1],[2],[5]	64	[1],[2],[5]	82	[1],[2],[5]
Deductions	354	[3],[4],[5]	710	[3],[4],[5]	516	[3],[4],[5]
Balance at End of Period	$ 1,841	[5]	$ 1,685	[5]	$ 2,096	[5]

[1]	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.
[2]	Valuation Allowance for Deferred Tax Assets includes current year increase to valuation allowance charged to equity and reclassifications from other balance sheet accounts.
[3]	Amounts written off as uncollectible or transferred to other accounts or utilized.
[4]	Reductions to valuation allowances related to deferred tax assets.
[5]	The presentation of the Valuation Allowance for Deferred Tax Assets has been updated to reflect the impact of the Wireless Transaction.